PROVISIONS, COMMITMENTS, CONTINGENT ASSET AND LIABILITIES	12 Months Ended
Dec. 31, 2021
PROVISIONS, COMMITMENTS, CONTINGENT ASSET AND LIABILITIES
PROVISIONS, COMMITMENTS, CONTINGENT ASSET AND LIABILITIES

NOTE 12 - PROVISIONS, COMMITMENTS, CONTINGENT ASSET AND LIABILITIES

Short term provisions

	2021	2020

Provision for Competition Authority Investigation (Note 26)(*)	127,525	—
Provision for legal disputes(**)	4,897	3,734

	132,422	3,734

(*) In April 2021, the Turkish Competition Authority (the “TCA”) initiated an investigation against 32 companies regarding anti-competitive agreements in the labor markets (including companies operating in the e-commerce, retail, broadcasting and fast-food industries, but excluding the Group). On 18 August 2021, the Group received a notification from the TCA stating that the Competition Board, the executive body of the TCA, had decided to initiate an investigation on 5 August 2021 against 11 companies including Hepsiburada the subject of which is same with the existing April 2021 investigation and merged these two investigations. The Group received TCA’s report on the investigation on April 18th, 2022. In the investigation report the rapporteurs are of the opinion that we are in violation of the Competition Law which prohibits anti-competitive agreements in the labor markets and administrative fine will be imposed. It is important to state that this report shows the opinion of the rapporteurs, and the Competition Board will make the final decision. The Group expects that the final decision will be rendered within the next 6 months. If the Competition Board considers that there is a violation in line with the report of the rapporteurs, according to the “Regulation on Fines to Apply in Cases of Agreements, Concerted Practices and Decisions Limiting Competition, and Abuse of Dominant Position” (Penal Regulation), a ratio between 2% and 4% of the D-Market’s standalone annual net revenue as per statutory financial statements prepared in accordance with tax legislation, of the previous year (2021) shall be taken as a basis for penalty. Since the management and legal advisors concluded that the cash outflow is probable, the Group recognized a provision amounting to TRY 127,525 thousand in its consolidated financial statements, as its best estimate. The amount was calculated by applying 2% to the D-Market’s standalone annual net revenue as per statutory financial statements prepared in accordance with the tax legislations for the year ended 31 December 2021 and reduced by 25% for early payment discount on the amount calculated, if the administration fine will be paid within 30 days, an option which the management will exercise.

NOTE 12 - PROVISIONS, COMMITMENTS, CONTINGENT ASSET AND LIABILITIES (Continued)

Short term provisions (Continued)

(**) Legal disputes mainly comprise labour lawsuits claimed against the Group.

The movements in provisions for legal disputes for the years ended 31 December 2021 and 2020 are as follows:

		Current	Paid
	1 January	year	during	31 December
	2021	charge	the year	2021

Competition Authority Investigation	—	127,525	—	127,525
Legal disputes	3,734	1,721	(558)	4,897

	3,734	129,246	(558)	132,422

		Current	Paid
	1 January	year	during	31 December
	2020	charge	the year	2020

Legal disputes	1,866	2,674	(806)	3,734

	1,866	2,674	(806)	3,734

Contingent liabilities

In February 2019, the TCA initiated a preliminary inquiry in response to the claim that the Group and one of its supplier violated the Act no. 4054 by means of a most favoured customer clause, discrimination, restriction of intra-brand competition, refusal to deal and resale price maintenance. As a result of the preliminary inquiry, the TCA decided to initiate an investigation into the Group and its supplier. On 15 April 2021, the Competition Board, the executive body of the TCA, concluded its investigation and issued its decision in favour of the Group, indicating that the Group did not hold a dominant position in the relevant market and did not breach the Turkish competition law. No fines were imposed to the Group as a result of this investigation. The TCA issued its reasoned decision on 11 October 2021. Following the issuance of the reasoned decision of the TCA, any third-party (including the party who initially raised the complaint) will have to object to such decision within 60 days at the Ankara administrative courts. To the best of management’s knowledge, there has been no objection to the written reasoned decision yet. No provision has been recognised in these consolidated financial statements in relation to this investigation since a probable outflow of economic benefits is deemed to be unlikely in consideration of the conclusion of the TCA’s executive body in favour of the Group.

In July 2020, the Group received a request from the Turkish tax authority for the initiation of a tax audit for the years 2019 and 2018 with regards to corporate income tax and VAT. The Group submitted its books and records to the Turkish tax authority in August 2020 and as of the approval date of these financial statements, tax investigation and submission of the requested information to the tax authority are ongoing and the Group has not received any further specific notification from the tax authority. The Group management and its tax advisors believe that the investigation is routine and ordinary. The Group management and its tax advisors believe that there is no significant uncertain tax position of the Group for the respective years. Based on these facts, no provision has been recognized in these consolidated financial statements. Moreover, the ongoing tax audit is closed in terms of corporate income tax by increasing the CIT base within the scope of “Law regarding the Restructuring of Certain Receivables” (“Tax Amnesty Law”) numbered 7326 that has been launched in Turkey in June 2021 (Note 20).

On September 28, 2021, a shareholder filed a putative class action complaint against the Company, members of the Company’s management and Board, and various other defendants in the Supreme Court of the State of New York. The case is pending in the Supreme Court of the State of New York in the United States. The plaintiff asserts causes of action against the Company and the other defendants for alleged violations of the Securities Act of 1933, as amended, based on allegedly misleading statements in the Registration Statement and Prospectus the Company filed with the U.S. Securities and Exchange Commission in connection with its initial public offering in the U.S.

NOTE 12 - PROVISIONS, COMMITMENTS, CONTINGENT ASSET AND LIABILITIES (Continued)

On October 21, 2021, alleged holder of Company’s American Depository Shares’ filed a putative class action complaint against the Company, members of the Company’s management and Board, and various other defendants in the United States District Court for the Southern District of New York. The case is pending in the United States District Court for the Southern District of New York. The plaintiff asserts causes of action against the Company and the other defendants for alleged violations of the Securities Act of 1933, as amended, based on allegedly misleading statements in the Registration Statement and Prospectus the Company filed with the U.S. Securities and Exchange Commission in connection with its initial public offering in the U.S.

The cases are at a very early stage. At this time, the Company’s legal advisors are unable to form a judgment, as to whether an ultimate outcome unfavorable to the Company in the matters described above is either “probable” or “remote”. Based on these facts and due to the uncertainty as to the final outcome of the litigation, no provision has been recognized in these consolidated financial statements.

Contingent asset

The Group initiated a set of lawsuits against the tax authority in the year 2020 and 2021 for the collection of previously paid withholding tax amounts in connection with the advertising services received from digital advertising platforms. The lawsuits are driven by the uncertainties and complexities of the application of double tax treaty rules. The primary court has ruled in favour of the Group in 2021 for fifteen litigations amounting to TRY50 million out of a total claim amount of approximately TRY54 million TRY50 million has been collected and recognised as other operating income (Note 17). This decision can be appealed by the tax authority, as one of the fifteen favourable decisions was appealed by the tax authority in 2021. The remaining cases are still in judicial process. Due to the uncertainty for the final outcome, the Group management has not recognized any income accrual in respect to these claims.

Letters of guarantee given

The letters of guarantee provided to public institutions and suppliers are amounting to TRY933,444 thousand at 31 December 2021 (2020: TRY578,803 thousand).

Commitments

As at 31 December 2021, outstanding purchase commitments with respect to the acquisition of capital expenditures and purchase of technology and other services amounted to TRY105,954 thousand (2020: TRY10,479 thousand).